Note 13 Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial assets at fair value through other comprehensive income [Line Items]
Equity instruments Financial Assets At Fair Value Through Other Comprehensive Income		€ 1,198	€ 1,320	€ 1,100
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income	[1]	57,755	59,074	68,308
Loans and Advances Financial Assets At Fair Value Through Other Comprehensive Income		26	27	33
Financial assets at fair value through other comprehensive income		58,980	60,421	69,440
of which loss allowances of debt securities		€ (121)	€ (74)	€ (97)

[1]	(1) The variation, in 2021 corresponds mainly to changes in the portfolio of financial assets issued by governments in BBVA, S.A.